Introduction - Foreign exchange rates (Details)	12 Months Ended
	Dec. 31, 2018 L / $ ₡ / $ C$ / $ Tsh / $ $ / $ € / $ Q / $ GH₵ / $ ₲ / $ Bs. / $ / $ kr / $ £ / $	Dec. 31, 2017 L / $ ₡ / $ C$ / $ Tsh / $ $ / $ € / $ Q / $ GH₵ / $ ₲ / $ Bs. / $ / $ kr / $ £ / $	Dec. 31, 2016 L / $ ₡ / $ C$ / $ Tsh / $ $ / $ € / $ Q / $ GH₵ / $ ₲ / $ Bs. / $ / $ kr / $ £ / $
Bolivia
Foreign Exchange Rate [Line Items]
Average foreign exchange rate | Bs. / $	6.91	6.91	6.91
Closing foreign exchange rate | Bs. / $	6.91	6.91
Chad
Foreign Exchange Rate [Line Items]
Average foreign exchange rate | / $	571	588	600
Closing foreign exchange rate | / $	580	558
Change in closing foreign exchange rate	0.0399	0.1200
Colombia
Foreign Exchange Rate [Line Items]
Average foreign exchange rate | $ / $	2,973	2,961	3,049
Closing foreign exchange rate | $ / $	3,250	2,984
Change in closing foreign exchange rate	0.0891	0.0100
Costa Rica, Colones
Foreign Exchange Rate [Line Items]
Average foreign exchange rate | ₡ / $	578	571	551
Closing foreign exchange rate | ₡ / $	608	573
Change in closing foreign exchange rate	0.0612	(0.0200)
Ghanaian cedi
Foreign Exchange Rate [Line Items]
Average foreign exchange rate | GH₵ / $	4.63	4.36	3.92
Closing foreign exchange rate | GH₵ / $	4.82	4.42
Change in closing foreign exchange rate	0.0912	(0.0500)
Guatemala, Quetzales
Foreign Exchange Rate [Line Items]
Average foreign exchange rate | Q / $	7.52	7.36	7.61
Closing foreign exchange rate | Q / $	7.74	7.34
Change in closing foreign exchange rate	0.0541	0.0200
Honduras, Lempiras
Foreign Exchange Rate [Line Items]
Average foreign exchange rate | L / $	23.99	23.58	22.92
Closing foreign exchange rate | L / $	24.42	23.67
Change in closing foreign exchange rate	0.0319	0.0000
Euro Member Countries, Euro
Foreign Exchange Rate [Line Items]
Average foreign exchange rate | € / $	0.85	0.89	0.91
Closing foreign exchange rate | € / $	0.87	0.83
Change in closing foreign exchange rate	0.0508	0.1200
Nicaragua, Cordobas
Foreign Exchange Rate [Line Items]
Average foreign exchange rate | C$ / $	31.55	30.05	28.62
Closing foreign exchange rate | C$ / $	32.33	30.79
Change in closing foreign exchange rate	0.05	(0.0500)
Paraguay
Foreign Exchange Rate [Line Items]
Average foreign exchange rate | ₲ / $	5,743	5,626	5,686
Closing foreign exchange rate | ₲ / $	5,961	5,590
Change in closing foreign exchange rate	0.0664	0.0300
Luxembourg (SEK denominated)
Foreign Exchange Rate [Line Items]
Average foreign exchange rate | kr / $	8.71	8.53	8.58
Closing foreign exchange rate | kr / $	8.85	8.18
Change in closing foreign exchange rate	0.0823	0.1000
Tanzania
Foreign Exchange Rate [Line Items]
Average foreign exchange rate | Tsh / $	2,274	2,233	2,183
Closing foreign exchange rate | Tsh / $	2,299	2,245
Change in closing foreign exchange rate	0.0242	(0.0300)
United Kingdom, Pounds
Foreign Exchange Rate [Line Items]
Average foreign exchange rate | £ / $	0.75	0.77	0.74
Closing foreign exchange rate | £ / $	0.78	0.74
Change in closing foreign exchange rate	0.0593	0.0900